Shareholder Report, Line Graph (Details) ITGL_MassMutual Diversified Bond Fund_Class Y_TSR Annual {Class Y} - USD ($)				12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Feb. 01, 2023	Sep. 30, 2025
Class Y
Account Value [Line Items]
Accumulated Value	$ 10,820	$ 9,482	$ 10,000	$ 11,432
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg U.S. Aggregate Bond Index
Accumulated Value	$ 10,621	$ 9,519	$ 10,000	$ 10,927